Debt - Schedule of the Debt Instruments and their Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Junior Convertible Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	$ 18,419
Less: Current portion
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Conversion of debt to equity	(19,612)
Debt assumed in connection with reverse recapitalization
Accrued stated interest	1,193
Balance at Ending		18,419
Loans Payable [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning
Less: Current portion
Long term debt		7,877
Issuance of debt	11,000
Debt repayments	(1,920)
Change in fair value	3,294
Conversion of debt to equity	(4,497)
Accrued stated interest
Balance at Ending	7,877
Tasly Convertible Note - Related Party [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	2,234
Less: Current portion		2,290
Long term debt
Issuance of debt
Debt repayments
Change in fair value	56
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Accrued stated interest
Balance at Ending	2,290	2,234
Convertible Promissory Note - Related Party [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning
Less: Current portion		1,870
Long term debt
Issuance of debt
Debt repayments	(50)
Change in fair value	(242)
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization	2,162
Accrued stated interest
Balance at Ending	1,870
Senior Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	25,268
Less: Current portion		42
Long term debt
Issuance of debt	1,350
Debt repayments	(555)
Change in fair value
Conversion of debt to equity	(27,279)
Debt assumed in connection with reverse recapitalization
Accrued stated interest	1,258
Balance at Ending	42	25,268
Promissory Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	910
Less: Current portion		1,049
Long term debt
Issuance of debt	100
Change in fair value
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Accrued stated interest	39
Balance at Ending	1,049	910
PPP Loan [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	1,376
Less: Current portion		1,390
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Accrued stated interest	14
Balance at Ending	1,390	1,376
D&O Insurance Financing [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning
Less: Current portion		297
Long term debt
Issuance of debt	657
Debt repayments	(360)
Change in fair value
Conversion of debt to equity
Debt assumed in connection with reverse recapitalization
Accrued stated interest
Balance at Ending	297
Junior Convertible Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	18,419	16,316
Less: Current portion		18,419
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Stated interest		2,057
Amortization of debt discount and issuance costs		46
Balance at Ending		18,419
Tasly Convertible Note - Related Party [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	2,234	1,714
Less: Current portion		2,234
Long term debt
Issuance of debt		16
Debt repayments
Change in fair value		311
Stated interest		193
Amortization of debt discount and issuance costs
Balance at Ending		2,234
Senior Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	25,268	20,155
Less: Current portion		25,268
Long term debt
Issuance of debt		3,210
Debt repayments		(150)
Change in fair value
Stated interest		2,053
Amortization of debt discount and issuance costs
Balance at Ending		25,268
Promissory Notes [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	910	849
Less: Current portion		910
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Stated interest		61
Amortization of debt discount and issuance costs
Balance at Ending		910
PPP Loan [Member]
Schedule of the Debt Instruments and their Changes [Line Items]
Balance at Beginning	$ 1,376	1,362
Less: Current portion		1,376
Issuance of debt
Debt repayments
Change in fair value
Stated interest		14
Balance at Ending		$ 1,376